INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of major components of the income tax expense

Years ended December 31,	2019	2018
Current income tax:
Current taxes	$6,069	$7,902
Current taxes referring to previous periods	(1,526)	(973)
Withholding taxes and other	528	702
	$5,071	$7,631
Deferred income tax:
Origination and reversal of temporary differences	$41,140	$56,423
Impact of changes in tax rates	(1,678)	(4,637)
Benefits arising from a previously unrecognized tax loss that reduced:
— Current tax expense	(12)	(6,408)
— Deferred tax expense	(285)	(200)
Withholding taxes on profits of subsidiaries	(388)	85
Other	(1,181)	(243)
	$37,596	$45,020
Income tax expense	$42,667	$52,651

Schedule of effective income tax rate reported in the combined statements of income reconciled to the Canadian statutory rate

Years ended December 31,	2019	2018
Income before income taxes	$424,942	$518,008
Expected income taxes at the Canadian statutory tax rate of 26.5% (2018 — 26.5%)	$112,610	$137,272
Income distributed and taxable to unitholders	(59,966)	(81,272)
Net foreign rate differentials	(7,526)	(7,830)
Net change in provisions for uncertain tax positions	72	810
Net permanent differences	519	7,261
Net effect of change in tax rates	(1,678)	(4,637)
Withholding taxes and other	(1,364)	1,047
Income tax expense	$42,667	$52,651

Schedule of temporary differences in deferred tax assets and liabilities

As at December 31,	2019	2018
Deferred tax assets:
Investment properties	$83	$769
Eligible capital expenditures	2,270	2,441
Other	1,704	2,091
Deferred tax assets	$4,057	$5,301
Deferred tax liabilities:
Investment properties	$323,385	$304,593
Withholding tax on undistributed subsidiary profits	134	682
Other	(2,547)	(1,310)
Deferred tax liabilities	$320,972	$303,965

Schedule of changes in the net deferred tax liabilities

Years ended December 31,	2019	2018
Balance, beginning of year	$298,664	$238,310
Deferred tax expense recognized in net income	37,596	45,020
Foreign currency translation of deferred tax balances	(19,345)	15,334
Net deferred tax liabilities, end of year	$316,915	$298,664

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

As at December 31,	2019	2018
Unrecognized tax benefits balance, beginning of year	$13,197	$12,035
Decreases for tax positions of prior years	(3,056)	(1,183)
Increases for tax positions of current year	2,090	1,898
Foreign currency impact	(809)	447
Unrecognized tax benefits balance, end of year	$11,422	$13,197

Schedule of tax years subject to examination

Major Jurisdictions
Canada	2013 through 2019
United States	2016 through 2019
Austria	2014 through 2019
Germany	2014 through 2019
Netherlands	2014 through 2019